Noncontrolling Interest (Narrative) (Details) (USD $) In Billions, unless otherwise specified	1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Controlling interest percentage		55.00%
Noncontrolling interest percentage		45.00%
Distribution to partners	$ 10.0
Payable to Vodafone [Member]
Noncontrolling Interest [Line Items]
Distribution to partners	$ 4.5